                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, NY 10012

Form 13F File Number: 28-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shaker Choudhury
Title: Authorized Person
Phone: 212-672-2248

Signature, Place, and Date of Signing:


/s/ Shaker Choudhury               August 14, 2009
-----------------------------   --------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-__________          _________________________

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         41
Form 13F Information Table Value Total:   $531,892
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.   Form 13F File Number   Name
----   --------------------   ----
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                          SERENGETI ASSET MANAGEMENT LP
                 FORM 13F INFORMATION TABLE AS OF JUNE 30, 2009

                                                                                                    VOTING AUTHORITY
                                                        VALUE   SHARES/ SH/ PUT/ INVSTMNT  OTHER   -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   X ($1000) PRN AMT PRN CALL DISCRETN MANAGERS   SOLE  SHARED NONE
--------------               -------------- --------- --------- ------- --- ---- -------- -------- ------- ------ ----
AETNA INC NEW                COM            00817Y108   15030    600000  SH CALL   SOLE
AETNA INC NEW                COM            00817Y108   35070   1400000  SH CALL   SOLE
AMAZON COM INC               COM            023135106   41830    500000  SH PUT    SOLE             500000    0     0
ARCH CAP GROUP LTD           ORD            G0450A105    5858    100000  SH        SOLE             100000    0     0
BANK OF AMERICA CORPORATION  COM            060505104    2640    199998  SH        SOLE             199998    0     0
BHP BILLITON PLC             SPONSORED ADR  05545E209    9092    200000  SH        SOLE             200000    0     0
BROOKDALE SR LIVING INC      COM            112463104    1948    200000  SH        SOLE             200000    0     0
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH 112585104    5121    300000  SH        SOLE             300000    0     0
CALPINE CORP                 COM NEW        131347304   16725   1500000  SH        SOLE            1500000    0     0
CLEAR CHANNEL OUTDOOR HLDGS  CL A           18451C109    2735    516000  SH        SOLE             516000    0     0
GRACE W R & CO DEL NEW       COM            38388F108    4330    350000  SH        SOLE             350000    0     0
HANSEN MEDICAL INC           COM            411307101    1729    350000  SH        SOLE             350000    0     0
ISHARES TR                   RUSSELL 2000   464287655   51080   1000000  SH PUT    SOLE            1000000    0     0
ISHARES TR                   RUSSELL 2000   464287655   25540    500000  SH PUT    SOLE             500000    0     0
JPMORGAN CHASE & CO          COM            46625H100    8528    250000  SH        SOLE             250000    0     0
LAZARD LTD                   SHS A          G54050102    3365    125000  SH        SOLE             125000    0     0
MARSHALL & IISLEY CORP NEW   COM            571837103     960    200000  SH        SOLE             200000    0     0
MIDCAP SPDR TR               UNIT SER 1     595635103   11046    105000  SH PUT    SOLE             105000    0     0
POLYPORE INTL INC            COM            73179V103    5004    450000  SH        SOLE             450000    0     0
PRUDENTIAL FINL INC          COM            744320102    3722    100000  SH        SOLE             100000    0     0
RANGE RES CORP               COM            75281A109   12423    300000  SH CALL   SOLE
RANGE RES CORP               COM            75281A109   20705    500000  SH CALL   SOLE
RANGE RES CORP               COM            75281A109   41410   1000000  SH CALL   SOLE
REGIONS FINANCIAL CORP NEW   COM            7591EP100    3030    750000  SH        SOLE             750000    0     0
ROCKWOOD HLDGS INC           COM            774415103    7320    500000  SH        SOLE             500000    0     0
SANDRIDGE ENERGY INC         COM            80007P307    8520   1000000  SH        SOLE            1000000    0     0
SCHERING PLOUGH CORP         COM            806605101   11304    450000  SH        SOLE             450000    0     0
SHUFFLE MASTER INC           COM            825549108   10576   1600000  SH        SOLE            1600000    0     0
SPDR SERIES TRUST            S&P RETAIL ETF 78464A714   22168    800000  SH PUT    SOLE             800000    0     0
SPDR TR                      UNIT SER I     78462F103   64365    700000  SH PUT    SOLE             700000    0     0
SPDR TR                      UNIT SER I     78462F103   13793    150000  SH PUT    SOLE             150000    0     0
SPDR TR                      UNIT SER I     78462F103   11954    130000  SH PUT    SOLE             130000    0     0
STRATEGIC HOTELS & RESORTS I COM            86272T106     944    850000  SH        SOLE             850000    0     0
SUNTRUST BKS INC             COM            867914103    1645    100000  SH        SOLE             100000    0     0
SUPERIOR ENERGY SVCS INC     COM            868157108    4318    250000  SH        SOLE             250000    0     0
WASHINGTON POST CO           CL B           939640108    8805     25000  SH        SOLE              25000    0     0
WELLCARE HEALTH PLANS INC    COM            94946T106    3698    200000  SH        SOLE             200000    0     0
WELLS FARGO COMPANY & CO NEW COM            949746101   12130    500000  SH PUT    SOLE             500000    0     0
WENDYS ARBYS GROUP INC       COM            950587105    4000   1000000  SH        SOLE            1000000    0     0
WYETH                        COM            983024100   13617    300000  SH        SOLE             300000    0     0
XTO ENERGY INC               COM            98385X106    3814    100000  SH CALL   SOLE